Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement of comprehensive income [abstract]
Profit after tax	$ 137,308	$ 132,101	$ 102,617
Items that will not be reclassified to profit or loss:
Pension adjustment, net of tax	(614)	1,146	(1,164)
Items that will be reclassified subsequently to profit or loss:
Current period gain/(loss)	(10,352)	9,395	2,684
Net change in time value of option contracts designated as cash flow hedges	(2,033)	647	(1,204)
Reclassification to profit or loss	2,185	(3,327)	(3,555)
Foreign currency translation (loss)/gain	(54,427)	(28,309)	36,713
Income tax benefit/(expense) relating to above	4,344	(2,698)	(1,089)
Other comprehensive income/(loss), net of taxes - Items that will be reclassified subsequently to profit or loss	(60,283)	(24,292)	33,549
Total other comprehensive (loss)/income, net of taxes	(60,897)	(23,146)	32,385
Total comprehensive income	$ 76,411	$ 108,955	$ 135,002